Net Income (Expense) From Financial Operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance income (cost) [text block] [Abstract]
Schedule of income (expense) from financial operations
The detail of income (expense) from financial operations is as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Net gains on trading derivatives	42,704	(162,183)	38,217
Net gains on financial assets at fair value through profit or loss	1,671	11,878	9,393
Net gains on derecognition of financial assets measured at amortized cost	80,679	63,672	8,479
Sale of loans and accounts receivables from customers
Current portfolio	48	63	(309)
Charged-off portfolio	(110)	3,248	709
Repurchase of issued bonds (*)	(24,973)	3,073	(1,085)
Other income (expense) from financial operations	(9,237)	2,084	(2,230)
Total income (expense)	90.800	(78,165)	53,174